SCHEDULE OF ACQUISITION METHOD OF ACCOUNTING (Details) - USD ($)	Nov. 05, 2025	Jul. 31, 2025
Entrepreneurs resorts limited [member]
IfrsStatementLineItems [Line Items]
Cash paid
Cash paid
Less: Cash and cash equivalents in subsidiary acquired		(961,424)
Cash outflow on acquisition		961,424
Cash paid
Pro education [member]
IfrsStatementLineItems [Line Items]
Cash paid	$ 1,000,000
Cash paid	1,000,000
Less: Cash and cash equivalents in subsidiary acquired	96,661
Cash outflow on acquisition	903,339
Cash paid	$ (1,000,000)